RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 16:          RELATED PARTY TRANSACTIONS

a.
ClientConnect and Conduit entered into agreements pursuant to which the parties agreed to provide and receive certain administrative and business support services and systems, including data services, information technology, information security and management information systems, for consideration at market terms, from each other. In September 2014, following the Company's moving of its offices to Holon, the above mentioned services are no longer being provided. During 2014, ClientConnect received $1,645, of services from Conduit, and provided $142, of services to Conduit.

b.
In connection with a commercial agreement signed between Perion and Conduit in August 2013, as described in note 2(i) of Perion's 2013 consolidated financial statements included on Form 20-F filed with the SEC on April 10, 2014 (as amended by Form 20F/A filed with the SEC on July 29, 2014), the customer acquisition costs in the statement of income for the year 2013 includes $18,271 that were acquired from Perion.

c.
As a condition precedent to the closing of ClientConnect Acquisition on January 2, 2014, Conduit and ClientConnect entered into ancillary agreements. As a result of the ClientConnect Acquisition, two officers of Conduit became members of the Company's board of directors and the major shareholders of Conduit also became major shareholders of the Company. Such directors and major shareholders are parties to or otherwise bound by some of such agreements.

d.
On December 31, 2013, Conduit and ClientConnect entered into the Working Capital Financing Agreement pursuant to which Conduit agreed to make available to ClientConnect a credit line of up to $20,000. Any amounts withdrawn under this credit line were required to be used solely to finance payments related to the then-current working capital needs of the ClientConnect business. The outstanding principal amount under the credit line bore interest at a rate of 3% per annum. During 2014, ClientConnect has borrowed $14,750 under this credit line, which matured in April 2014. The interest paid by ClientConnect in connection with this credit line amounted to $117.